LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Weighted average number of instruments excluded from calculating basic earnings (loss) per instrument, participating equity instruments other than ordinary shares (in shares)	10,141,047	9,219,094	11,315,494